Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.90%	4.10%	5.90%
Combined Ratio	95.10%	95.90%	94.10%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.30%	3.80%	3.40%
Combined Ratio	92.70%	96.20%	96.60%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	5.10%	4.20%	4.70%
Combined Ratio	94.90%	95.80%	95.30%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	6.20%	4.00%	4.60%
Combined Ratio	93.80%	96.00%	95.40%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	1.20%	8.90%	11.10%
Combined Ratio	98.80%	91.10%	88.90%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	1.10%	(10.50%)	(15.30%)
Combined Ratio	98.90%	110.50%	115.30%